Expenses by nature - Expenses by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature details [abstract]
Raw materials and materials for use and consumption	R$ 73,933,944	R$ 81,819,820	R$ 83,116,950
Personnel expenses	2,275,115	2,415,581	2,513,586
Freight and storage	1,424,753	1,170,870	1,178,990
Depreciation and amortization	938,841	844,647	812,489
Amortization of right to use assets	328,322	300,058
Advertising and marketing	153,057	206,103	173,988
Services provided by third parties	357,195	322,589	328,361
Other expenses	301,417	444,078	709,710
Total	79,712,644	87,523,746	88,834,074
Cost of products and services sold	75,628,214	83,187,109	84,537,368
Selling and marketing	2,547,850	2,610,384	2,601,617
General and administrative	1,536,580	1,726,253	1,625,839
Total	R$ 79,712,644	R$ 87,523,746	R$ 88,834,074